Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2013 FIS	Dec. 31, 2012 FIS	Dec. 31, 2011 FIS	Mar. 31, 2014 FIS	Dec. 31, 2013 Corporate Bond Securities FIS	Dec. 31, 2012 Corporate Bond Securities FIS
Related Party Transactions
Corporate services and cost-sharing (expense) revenue	$ 1				$ 7	$ 5	$ 5
Data processing expense	(8)				(34)	(32)	(36)
Net Expense	(7)				(27)	(27)	(31)
Related Party Transactions Textuals
Accounts payable to related parties		3		5
Fair value of investment in FIS common stock					70	56		70
Purchased shares of FIS stock					1,303,860	1,603,860		1,303,860
FIS shares sold		300,000
Available-for-sale Securities, Gross Realized Gain (Loss)		11
Available-for-sale Securities, Fair Value		$ 2,959	$ 3,086	$ 3,140					$ 42	$ 53